Asset and Goodwill Impairment Testing - Schedule of Goodwill (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, beginning balance	$ 442	$ 1,108
Changes in foreign exchange rates	(21)	36
Sale of steelmaking coal business		(702)
Intangible assets and goodwill, ending balance	421	442
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, beginning balance	442	406
Changes in foreign exchange rates	(21)	36
Sale of steelmaking coal business		0
Intangible assets and goodwill, ending balance	421	442
Steelmaking Coal Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, beginning balance	0	702
Changes in foreign exchange rates	0	0
Sale of steelmaking coal business		(702)
Intangible assets and goodwill, ending balance	$ 0	$ 0